Cover	Dec. 08, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2022
Entity File Number	001-41184
Entity Registrant Name	LARKSPUR HEALTH ACQUISITION CORP.
Entity Central Index Key	0001859007
Entity Tax Identification Number	86-2685744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Somerset Blvd.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	609
Local Phone Number	310-0722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LSPR
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A Common Stock and three-fourths of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and three-fourths of one Redeemable Warrant
Trading Symbol	LSPU
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	LSPRW
Security Exchange Name	NASDAQ